UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1. Name and address of issuer:
     Bullfinch Fund, Inc.
     1370 Pittsford Mendon Road
     Mendon, New York  14506
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2. The name of each series or class of securities for which this Form is filed:
   (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]
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3. Investment Company Act File Number: 811-08191
   Securities Act File Number:         333-26321
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4(a).  Last day of fiscal year for which this Form is filed:      June 30, 1999

4(b). [X] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

       Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

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5. Calculation of registration fee:

   (i)    Aggregate sale price of securities sold during the
          fiscal year pursuant to section 24(f):                 $  471,785

   (ii)   Aggregate price of securities redeemed or
          repurchased during the fiscal year:                    $  246,049

   (iii)  Aggregate price of securities redeemed or
          repurchased during any prior fiscal year ending no
          earlier than October 11, 1995 that were not
          previously used to reduce registration fees
          payable to the Commission:                             $0

   (iv)   Total available redemption credits [add Items
          5(ii) and 5(iii)]:                                     $  246,049

   (v)    Net sales - if Item 5(i)is greater than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                  $  225,736

   (vi)   Redemption credits available for use in future
          years - if Item 5(i) is less than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:                  $0

   (vii)  Multiplier for determining registration fee See
          Instruction C.9):                                      x .0001177

   (viii) Registration fee due [multiply Item 5(v) by Item
          5(vii)] (enter "0" if no fee is due):                 =$      27

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6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting
   an amount of securities that were registered under the
   Securities Act of 1933 pursuant to rule 24e-2 as in
   effect before October 11, 1997, then report the amount of
   securities (number of shares or other units) deducted
   here:                                                          0

   If there is a number of shares or other units that were
   registered pursuant to rule 24e-2 remaining unsold at the
   end of the fiscal year for which this form is filed that
   are available for use by the issuer in future fiscal
   years, then state that number here:                            0

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7. Interest due - if this Form is being filed more than 90
   days after the end of the issuer's fiscal year (see
   Instruction D):                                             + $      1

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8. Total of the amount of the registration fee due plus any
   interest due [line 5(viii) plus line 7]:                    = $     28

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9. Date the registration fee and any interest payment was
   sent to the Commission's lockbox depository:

      Method of Delivery:

        [ X ] Wire Transfer

        [   ] Mail or other means

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                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Christopher Carosa
                                        ---------------------------------
                                        Christopher Carosa
                                        President

Date:  August 26, 2005

* Please print the name and title of the signing officer below the signature.